UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez              New York, New York           February 16, 2010
------------------------    ---------------------------   ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $167,573
                                           (thousands)


List of Other Included Managers: NONE



                                                       FORM 13F INFORMATION TABLE
                                                      STG Capital Management, LP


COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  --------        -----      --------  -------   --- ----   ----------  --------  ----    ------  ----
APPLIED MATLS INC               COM             038222105  6357      456008    SH         Sole        NONE      456008
ARM HLDGS PLC                   SPONSORED ADR   042068106  4249      496371    SH         Sole        NONE      496371
ATMEL CORP                      COM             049513104  2074      449800    SH         Sole        NONE      449800
AUDIOCODES LTD                  ORD             M15342104   963      380700    SH         Sole        NONE      380700
CEVA INC                        COM             157210105  3456      268776    SH         Sole        NONE      268776
CHECK POINT SOFTWARE TECH LT    ORD             M22465104  2036       60100    SH         Sole        NONE       60100
CHINA DIGITAL TV HLDG CO LTD    SPONSORED ADR   16938G107   908      149100    SH         Sole        NONE      149100
CITRIX SYS INC                  COM             177376100  4877      117200    SH         Sole        NONE      117200
COMMVAULT SYSTEMS INC           COM             204166102  3520      148530    SH         Sole        NONE      148530
CREE INC                        COM             225447101  2537       45000    SH         Sole        NONE       45000
EBAY INC                        COM             278642103  5647      240000    SH         Sole        NONE      240000
ENTROPIC COMMUNICATIONS INC     COM             29384R105   890      290000    SH         Sole        NONE      290000
FAIRCHILD SEMICONDUCTOR INTL    COM             303726103  3667      367040    SH         Sole        NONE      367040
FINISAR CORP                    COM NEW         31787A507  6006      673290    SH         Sole        NONE      673290
FLEXTRONICS INTL LTD            ORD             Y2573F102  2146      293509    SH         Sole        NONE      293509
FORTINET INC                    COM             34959E109   264       15000    SH         Sole        NONE       15000
INTEL CORP                      COM             458140100  7203      353100    SH         Sole        NONE      353100
JDA SOFTWARE GROUP INC          COM             46612K108   885       34731    SH         Sole        NONE       34731
KENEXA CORP                     COM             488879107  1368      105000    SH         Sole        NONE      105000
LAM RESEARCH CORP               COM             512807108   784       20000    SH         Sole        NONE       20000
LATTICE SEMICONDUCTOR CORP      COM             518415104  2394      886800    SH         Sole        NONE      886800
LSI CORPORATION                 COM             502161102  5111      850362    SH         Sole        NONE      850362
MICREL INC                      COM             594793101  1774      216400    SH         Sole        NONE      216400
MICROSTRATEGY INC               CL A NEW        594972408  1109       11800    SH         Sole        NONE       11800
MODUSLINK GLOBAL SOLUTIONS I    COM             60786L107   889       94508    SH         Sole        NONE       94508
NETEZZA CORP                    COM             64111N101  3828      394627    SH         Sole        NONE      394627
NETLOGIC MICROSYSTEMS INC       COM             64118B100  5542      119811    SH         Sole        NONE      119811
NETSCOUT SYS INC                COM             64115T104  6776      463453    SH         Sole        NONE      463453
NUANCE COMMUNICATIONS INC       COM             67020Y100  2718      175000    SH         Sole        NONE      175000
ON SEMICONDUCTOR CORP           COM             682189105  7082      802900    SH         Sole        NONE      802900
OPEN TEXT CORP                  COM             683715106  3195       78607    SH         Sole        NONE       78607
PARAMETRIC TECHNOLOGY CORP      COM NEW         699173209  6618      405000    SH         Sole        NONE      405000
RADWARE LTD                     ORD             M81873107  7618      503824    SH         Sole        NONE      503824
RAMBUS INC DEL                  COM             750917106  5813      238242    SH         Sole        NONE      238242
RF MICRODEVICES INC             COM             749941100  2862      600000    SH         Sole        NONE      600000
SANMINA SCI CORP                COM NEW         800907206  5989      542971    SH         Sole        NONE      542971
SAPIENT CORP                    COM             803062108  2977      360000    SH         Sole        NONE      360000
SHUTTERFLY INC                  COM             82568P304  1741       97761    SH         Sole        NONE       97761
STEC INC                        COM             784774101  1961      120000    SH         Sole        NONE      120000
SUCCESSFACTORS INC              COM             864596101  1707      102941    SH         Sole        NONE      102941
SYMANTEC CORP                   COM             871503108  6639      371100    SH         Sole        NONE      371100
TERADATA CORP DEL               COM             88076W103  4268      135800    SH         Sole        NONE      135800
TEXAS INSTRS INC                COM             882508104  7117      273100    SH         Sole        NONE      273100
TIBCO SOFTWARE INC              COM             88632Q103  1421      147553    SH         Sole        NONE      147553
TRIDENT MICROSYSTEMS INC        COM             895919108   465      250000    SH         Sole        NONE      250000
TRIQUINT SEMICONDUCTOR INC      COM             89674K103  2225      370822    SH         Sole        NONE      370822
VEECO INSTRS INC DEL            COM             922417100  1322       40000    SH         Sole        NONE       40000
VICOR CORP                      COM             925815102  1405      151028    SH         Sole        NONE      151028
VIRAGE LOGIC CORP               COM             92763R104  1388      252279    SH         Sole        NONE      252279
ZORAN CORP                      COM             98975F101  3782      342277    SH         Sole        NONE      342277

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